Goodwill and Intangible Assets - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Amortization included in research and development | €	€ 14	€ 11	€ 8
Number of operating segments | Segment	2
Discount rate		13.00%
Revenue multiple used to estimate enterprise value		3.0
Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate			13.00%
Revenue multiple used to estimate enterprise value			2.2
Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate			19.50%
Revenue multiple used to estimate enterprise value			4.6
Income and Market Approaches | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Income and Market Approaches | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Percentage of weightings	50.00%
Income Approach | Premium
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	7.50%
Income Approach | Ad-Supported
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Discount rate	9.00%
Market Approach | Bottom of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	2.5
Market Approach | Top of Range
Disclosure Of Goodwill And Indefinite Lived Assets [Line Items]
Revenue multiple used to estimate enterprise value	3.5